Write-down provisions related to the inventory categories as follows: (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Inventories
Raw materials	€ 29,751	€ 470
Work in progress	15,096	2,730
Finished goods	3,974	4,435
Purchased goods (third party products)	342	63
Total Write-down provision	€ 49,162	€ 7,698